UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22985
SMEAD FUNDS TRUST
(Exact name of registrant as specified in charter)

2502

East Camelback Road, Suite 210
Phoenix, AZ 85016
(Address of principal executive offices)(Zip Code)
Cole W. Smead
Smead Capital Management, Inc.
2502

East

Camelback Road, Suite 210
Phoenix, AZ 85016
Copy to:
Pamela M. Krill, Esq
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 5302
(Name and address of agent for services)
Registrant's telephone number, including area code:
(877) 701-2883
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
Item 1. Reports to Stockholders.

Smead Value Fund
Class A/SVFAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead Val ue
Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class A/SVFAX)	$ 66	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class A/SVFAX) advanced 18.66% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class A shares since its inception on January 27, 2014. It assumes a $10,000 initial investment at inception in an appropriate, broad based

securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	24.02%	14.39%	11.34%
Smead Value Fund (Class A/SVFAX)	31.59%	15.75%	12.00%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.69%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.61%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of
the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead Value Fund
Class C
/
SVFCX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class C/SVFCX)	$ 98	1.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class C/SVFCX) advanced 18.32% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest c ont
ributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on April 16, 2020. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	30.71%	23.21%
S&P 500 ® Index (Total Return)	28.19%	18.48%
Russell 1000 ® Value Index (Total Return)	21.71%	16.00%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of t he
total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead Value Fund
Class I1/SVFFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024

This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class I1/SVFFX)	$ 51	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class I1/SVFFX) advanced 18.81% versus a gain in the S&P 50
0 Inde
x of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. I
t wa
sn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	31.91%	16.05%	12.69%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.69%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.61%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead Value Fund
Class R1/SVFDX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R1/SVFDX)	$ 86	1.57%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given
.
The Smead Value Fund (Class R1/SVFDX) advanced 18.42% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class R1 shares since its inception on November 25, 2014. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead Value Fund (Class R1/SVFDX)	31.33%	15.46%	11.30%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.40%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.26%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead Value Fund
Class R2/SVFKX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R2/SVFKX)	$ 76	1.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have be
en rem
inded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class R2/SVFKX) advanced 18.55% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diver
se, b
ut all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consum er spe
nding. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertio
n: the
consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class R2 shares since its inception on November 25, 2014. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead Value Fund (Class R2/SVFKX)	31.23%	15.52%	11.75%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.40%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.26%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead Value Fund
Class Y/SVFYX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class Y/SVFYX)	$ 43	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Class Y/SVFYX) advanced 18.89% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell
1000
Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class Y shares since its inception on November 25, 2014. It assumes a $10,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead Value Fund (Class Y/SVFYX)	32.00%	16.18%	12.03%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.40%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.26%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead Value Fund
Investor Class/SMVLX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Investor Class/SMVLX)	$ 66	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (Investor Class/SMVLX) advanced 18.65% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
TOP PERFORMANCE CONTRIBUTORS
The gainers for the first half of the year were diverse, but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December
2023
that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
TOP PERFORMANCE DETRACTORS
The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	31.53%	15.75%	11.99%
S&P 500 ® Index (Total Return)	28.19%	15.80%	12.69%
Russell 1000 ® Value Index (Total Return)	21.71%	10.74%	8.61%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 5,970,407,532
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage
of the total net assets of the
Fund
.
TOP TEN HOLDINGS
American Express Co.	6.5%
Lennar Corp. – Class A	6.0%
Occidental Petroleum Corp.	5.9%
Merck & Co., Inc.	5.9%
Simon Property Group, Inc. – REIT	5.6%
DR Horton, Inc.	5.2%
Amgen, Inc.	5.1%
Ovintiv, Inc.	4.6%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	4.5%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information
about
the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead International Value Fund
Class A/SVXAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class A/SVXAX)	$ 79	1.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Class A/SVXAX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 21.32% during the first half of the
fiscal
year versus a gain of 12.76% for the MSCI EAFE Net Return Index and a gain of 11.11% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM), Frontline (FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class A shares since its inception on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class A/SVXAX) with sales charge	27.55%	18.59%	9.73%
Smead International Value Fund (Class A/SVXAX)	35.32%	20.00%	10.43%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenov us Energy, Inc.	6.8%
BAWA G G roup AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead International Value Fund
Class C/SVXCX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class C/SVXCX)	$ 110	2.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Class C/SVXCX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 20.98% during the first half of the fiscal year versus a gain of 12.76% for the MSCI EAFE Net Return Index and a gain of
11.11
% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM), Frontline (FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on January 12, 2015. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class C/SVXCX)	34.55%	19.32%	9.79%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead International Value Fund
Class I1/SVXFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024.You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class I1/SVXFX)	$ 64	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Class I1/SVXFX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 21.50% during the first half of the fiscal year versus a gain of 12.76% for the MSCI EAFE Net Return Index and a gain of
11.11
% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM), Frontline (FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class I1 shares since its inception on January 12, 2015. It assumes a $1,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class I1/SVXFX)	35.68%	20.34%	10.74%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
the
percentage
of the total net assets of the Fund.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at
877-807-4122
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead International Value Fund
Class Y/SVXYX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class Y/SVXYX)	$ 55	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Class Y/SVXYX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 21.58% during the first half of the fiscal year versus a gain of
12.76
% for the MSCI EAFE Net Return Index and a gain of 11.11% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM), Frontline (FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class Y shares since its inception on January 12, 2015. It assumes a $10,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class Y/SVXYX)	35.89%	20.49%	10.88%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the
Fund
.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Smead International Value Fund
Investor Class/SVXLX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Investor Class/SVXLX)	$ 69	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (Investor Class/SVXLX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 21.42% during the first half of the fiscal year versus a gain of 12.76% for the MSCI EAFE Net Return Index and a gain of 11.11% for the MSCI ACWI ex-US Net Return Index.
TOP PERFORMANCE CONTRIBUTORS
Our largest contributors for the period were Unicredit (UCG IM),
Frontline
(FRO NO), and Bawag Group AG (BG AV).
TOP PERFORMANCE DETRACTORS
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class shares since its inception
on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Investor Class/SVXLX)	35.54%	20.19%	10.60%
MSCI All Country World Index ex-USA (Net-USD)	16.74%	6.81%	5.39%
MSCI EAFE Index Net	18.53%	8.05%	6.16%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The "since inception" date reflected in the graph and table below is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit
smeadcap.com/smead-funds/forms/
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$ 140,446,924
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage
of the total net assets of the
Fund
.
TOP TEN HOLDINGS
UniCredit SpA	10.2%
MEG Energy Corp.	9.2%
Frontline PLC	7.2%
Cenovus Energy, Inc.	6.8%
BAWAG Group AG	5.6%
Strathcona Resources Ltd.	4.8%
Assicurazioni Generali SpA	4.0%
Pandora AS	4.0%
Bankinter SA	3.6%
Occidental Petroleum Corp. - Warrants	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting
information, at
smeadcap.com/smead-funds/forms/
. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
smeadcap.com/smead-funds/forms/
.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Report

May 31, 2024
Investment Adviser
Smead Capital Management, Inc.
2502 East Camelback Road
Suite 210
Phoenix, AZ 85016
Phone: 877-807-4122
www.smeadfunds.com

May 2024 Semi-Annual Letter: Smead Value Fund
In the first half of the 2024 fiscal year, we have been reminded how long it takes for the market to reevaluate what is considered a given.
The Smead Value Fund (SMVLX; the “Fund”) advanced 18.65% versus a gain in the S&P 500 Index of 16.35% and a gain in the Russell 1000 Value Index of 13.60%.
The gainers for the first half of the year were diverse but all pointed to one thing: a healthy consumer. Our biggest contributors were American Express (AXP), Lennar Corp (LEN), and Macerich (MAC). The detractors were APA Corp (APA), Warner Bros Discovery (WBD), and ConocoPhillips (COP).
For over two years, American Express grappled with the market's expectation of reduced consumer spending. It wasn't until December 2023 that this perception finally shifted to align with our longstanding assertion: the consumer is sound.
Consumer spending concerns starkly contrast with the market's confidence in the advancement of artificial intelligence (AI) and its associated benefits for companies like NVIDIA (NVDA). The market's confidence in NVDA’s profitable future has propelled it to rarefied air. NVDA now contributes 3.95% to the S&P 500’s 16.36% return. Excluding NVIDIA, the index return falls to 12.41%, highlighting its significant impact.
Breaking Away From the S&P 500
The Smead Value Fund  has existed since the second trading day of 2008. The Fund has had two significant declines in those 16 years: a decline in the first 15 months of its existence, and the drawdown in 2020 due to the COVID-19 shutdowns. Our discipline is built around our eight criteria for stock selection and the willingness to be greedy when others are fearful and fearful when others are greedy. We were greedy in 2009 and we’ve been fearful since 2021.
We assumed some of the overall enthusiasm for common stocks would get wrung out of the stock market when the Federal Reserve Board allowed interest rates to normalize in 2021-2022. Fortunately, and unfortunately, this has not been the case. Fortunately, because we have been able to make money in a narrow bull market in stocks, and unfortunately because we are aware of history. History would say that this euphoric era for stocks will come to an end in the not-too-distant future.
Therefore, we are attempting to make money in stocks that are unlikely to track the S&P 500 Index. The S&P 500 is loaded with glamour tech stocks which have trained investors to chase momentum the way Pavlov trained his dogs. The latest momentum is coming from enthusiasm for AI and has a poster child called Nvidia (NVDA), which we referenced in our results relative to the S&P 500 Index above.
We were at the Berkshire Hathaway Annual Meeting in early May and were reminded of a famous Charlie Munger quote: “A euphoria episode is like a chain letter or a Ponzi scheme. If you add a legitimate development to it, it is like mixing raisins and turds. You always end up with turds!” We are sad to say that AI is the legitimate development in this episode in the same way that radio was in 1929, the technology born out of the space race was in 1969, and that the internet was going to change our lives in 1999. We are here to avoid turds on your behalf.
Therefore, we are tilted toward value in oil and gas, homebuilders, mall REITs, banks and major medicine stocks. We are in a capital preservation mode and expect to have to survive the next major drawdown in stocks. The next drawdown should be more like 2008 and could last much longer because of what history says about the punishment matching up with the crimes. The stock market is back into meme stocks and the investment community is back to chasing crypto currency investments, so the crimes are somewhat legendary!
Thank you for your investment and confidence in our portfolio management of the Smead Value Fund. We endeavor to produce long-term success for patient investors through up and down stock market cycles.

William Smead	Cole Smead, CFA
Lead Portfolio Manager	Co-Portfolio Manager

May 2024 Semi-Annual Letter: Smead International Value Fund
As we close the first half of the 2024 fiscal year for the Smead International Value Fund (the Fund; SVXLX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund's Investor Class gained 21.42% during the first half of the fiscal year versus a gain of 12.76% for the MSCI EAFE Net Return Index and a gain of 11.11% for the MSCI ACWI ex-US Net Return Index.
Our largest contributors for the first half were Unicredit (UCG IM), Frontline (FRO NO), and Bawag Group AG (BG AV).
The largest detractors in the portfolio were Interfor (IFP CN), WH Smith (SMWH LN), and Dr Ing Porsche AG (P911 GR).
Lumpy, Rather Than Smooth
Gyrations in Berkshire's earnings don't bother us in the least:  Charlie and I would much rather earn a lumpy 15% over time than a smooth 12%.  (After all, our earnings swing wildly on a daily and weekly basis - why should we demand that smoothness accompany each orbit that the earth makes of the sun?)  We are most comfortable with that thinking, however, when we have shareholder/partners who can also accept volatility, and that's why we regularly repeat our cautions.
- Warren Buffet, Berkshire Hathaway Shareholder Letter 1996
As we look back at the first six months of the 2024 fiscal year for the Smead International Fund, the words of Mr. Buffett ring loudly in our ears and minds. Warren was talking about the returns on capital in his insurance business (super-cat operation) to explain to the Berkshire shareholders how they should face earnings volatility.
This is important for fellow fund shareholders as we watch the price of oil swing around, the price of interest rates swing around, and the economy to and fro day to day. Most investors despise volatility. The investment management industry tries to build products to manage volatility, very unsuccessfully from a historic standpoint. We do not agree with this approach.
As investors in the Fund, we don’t believe we have any ability to predict stock price volatility. In our discipline, we focus on things that you can price and value over time via our eight criteria. Things that are more valuable are the capital structure of the business, the cash generation of the cash flow statement and the consistency of those cash flows.
Consistency can be used reflexively with volatility, but these may be the most paramount issues when analyzing stocks today. To harken back to Buffett’s quote, it looks like most investors would rather have a smooth 12% return on equity (ROE).
A good picture of this is L’Oreal (OR FP). L’Oreal is a very successful cosmetic operator owned partially by Nestle and the Bettencourt family. The people who are very excited about their future like that they produce over 70% gross margins as they believe that is a great indicator of their control of their customers. However, L’Oreal historically produced a mid-teens return on equity that was over 20% in 2023. The return on invested capital (ROIC) has historically been a low-teen percent and has crept up to the mid-teens. Again, it looks like a historically smooth 12% ROIC. At that level, you’d double your capital every six years.

The multiple you pay for that growth of the capital in the business is about eight times book value today. The problem is this is a very high multiple to pay for your capital to compound at this rate in our opinion. Over a decade, the book value of the company would only grow by 2.5 times what it was, and you paid 8 times in the beginning. That sounds tame compared to free cash flow multiples of 35 times the expected 2024 results. Ignorance avoidance is one of our key opportunities in any era. Our job is to not do stupid things, and this fits the bill in our minds.
Comparatively, we have been buying Strathcona Resources (SCR), where we sit alongside Adam Waterous, who owns (based on reports) over 20%. Their business is producing roughly 20% ROE, but this doesn’t completely show what is going on. This is the return while they spend extra capital expenditures to growth their production. If you take out the growth capex, the company is producing 30% ROE. You get these attractive returns while only paying 1.25 times book value and seven to eight times free cash flow.
Is it a more cyclical business than L’Oreal? Unquestionably. Does it produce higher returns currently? Absolutely. Are we able to buy it at a much cheaper book multiple and free cash flow multiple? Precisely. It shows that the lumpy but higher returns of Strathcona are discounted to a much greater degree than a more consistent business with lower returns. Price is the only way for us as investors to delineate between the opportunities. This is not like asking someone if they would prefer a scotch versus a bourbon. Price doesn’t justify the opportunity cost of what we own today. When it comes to the portfolio holdings of the Smead International Value Fund at the end of May 2024: It’s lumpy, rather than smooth.

Cole Smead, CFA	William Smead
Lead Portfolio Manager	Co-Portfolio Manager

SMEAD VALUE FUND
Schedule of Investments
May 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS 96.94%
Banks 12.42%
Bank of America Corp.	6,675,124	$266,938,209
Fifth Third Bancorp	1,870,875	70,008,143
JPMorgan Chase & Co.	1,333,416	270,190,084
M&T Bank Corp.	415,395	62,973,882
Western Alliance Bancorp	1,135,780	71,588,213
		741,698,531
Consumer Durables & Apparel 15.18%
DR Horton, Inc.	2,116,301	312,789,288
Lennar Corp. – Class A	2,242,540	359,591,289
NVR, Inc. (a)	30,452	233,893,590
		906,274,167
Diversified Financials 9.18%
American Express Co.	1,617,736	388,256,640
Berkshire Hathaway, Inc. – Class B (a)	178,331	73,900,366
Credit Acceptance Corp. (a)	174,842	85,817,699
		547,974,705
Energy 25.42%
APA Corp.	8,131,322	248,249,260
Cenovus Energy, Inc. (b)	8,902,595	185,570,068
ConocoPhillips	1,847,365	215,181,075
Devon Energy Corp.	4,944,009	242,651,962
Occidental Petroleum Corp.	5,636,256	352,266,000
Ovintiv, Inc.	5,301,173	273,911,609
		1,517,829,974
Media & Entertainment 0.84%
Warner Bros Discovery, Inc. (a)	6,063,706	49,964,937
Pharmaceuticals, Biotechnology & Life Sciences 10.94%
Amgen, Inc.	986,593	301,749,469
Merck & Co., Inc.	2,799,101	351,399,140
		653,148,609
Real Estate 9.94%
Macerich Co. (The) – REIT	17,181,913	259,790,524
Simon Property Group, Inc. – REIT	2,204,147	333,509,483
		593,300,007
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Schedule of Investments (Continued)
May 31, 2024 (Unaudited)
	Shares	Value
Retailing 8.00%
eBay, Inc.	3,134,515	$169,953,403
Home Depot, Inc.	434,280	145,427,344
Target Corp.	1,039,881	162,387,817
		477,768,564
Semiconductors & Semiconductor Equipment 2.45%
QUALCOMM, Inc.	716,561	146,214,272
Transportation 2.57%
U-Haul Holding Co. (a)	484,758	30,651,248
U-Haul Holding Co. (Non Voting)	2,018,007	122,674,646
		153,325,894
TOTAL COMMON STOCKS (Cost $4,474,833,920)		5,787,499,660
SHORT-TERM INVESTMENTS 2.88%
Money Market Fund 2.88%
Northern Institutional Treasury Portfolio — Premier Class, 5.15% (c)	172,290,909	172,290,909
TOTAL SHORT-TERM INVESTMENTS (Cost $172,290,909)		172,290,909
TOTAL INVESTMENTS (Cost $4,647,124,829) 99.82%		5,959,790,569
Other Assets in Excess of Liabilities 0.18%		10,616,963
TOTAL NET ASSETS 100%		$5,970,407,532

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 7-day annualized yield as of May 31, 2024.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
May 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS 86.70%
Australia 3.11%
Materials 3.11%
Whitehaven Coal Ltd.	810,849	$4,373,791
Austria 5.65%
Financials 5.65%
BAWAG Group AG (a),(b)	120,047	7,934,692
Canada 28.24%
Consumer Discretionary 1.73%
Canada Goose Holdings, Inc. (b)	168,627	2,437,325
Consumer Staples 1.02%
Alimentation Couche-Tard, Inc.	24,522	1,431,252
Energy 22.00%
Cenovus Energy, Inc.	455,620	9,497,167
MEG Energy Corp. (b)	596,450	12,949,085
Strathcona Resources Ltd. (b)	252,057	6,785,261
Whitecap Resources, Inc.	212,558	1,664,033
		30,895,546
Materials 3.49%
West Fraser Timber Co. Ltd.	61,303	4,903,970
		39,668,093
Denmark 3.96%
Consumer Discretionary 3.96%
Pandora AS	33,809	5,559,647
Germany 1.44%
Consumer Discretionary 1.44%
Bayerische Motoren Werke AG	20,020	2,025,951
Italy 14.21%
Financials 14.21%
Assicurazioni Generali SpA	219,335	5,641,567
UniCredit SpA	359,820	14,312,483
		19,954,050
Netherlands 1.41%
Communications 1.41%
Universal Music Group NV	63,104	1,973,954
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
May 31, 2024 (Unaudited)
	Shares	Value
Norway 7.23%
Industrials 7.23%
Frontline PLC	347,229	$10,157,260
South Africa 2.17%
Materials 2.17%
Thungela Resources Ltd.	423,879	3,050,456
Spain 3.57%
Financials 3.57%
Bankinter SA	567,171	5,017,254
Switzerland 3.13%
Industrials 3.13%
IWG PLC	1,871,531	4,395,471
United Kingdom 7.33%
Consumer Discretionary 3.92%
Burberry Group PLC	208,508	2,761,095
Next PLC	22,951	2,749,022
		5,510,117
Financials 3.41%
Barclays PLC	1,017,315	2,882,756
NatWest Group PLC	468,761	1,897,482
		4,780,238
		10,290,355
United States 5.25%
Energy 3.50%
Occidental Petroleum Corp.	78,667	4,916,687
Health Care 1.75%
Roche Holding AG	9,592	2,456,795
		7,373,482
TOTAL COMMON STOCKS (Cost $88,015,329)		121,774,456
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
May 31, 2024 (Unaudited)
	Shares	Value
PREFERRED STOCKS 6.77%
Germany 6.77%
Consumer Discretionary 6.77%
Dr Ing hc F Porsche AG, 3.05% (a),(c)	13,999	$1,154,111
Porsche Automobil Holding SE, 5.08% (c)	78,308	4,295,709
Volkswagen AG, 7.91% (c)	32,499	4,059,439
TOTAL PREFERRED STOCKS (Cost $12,362,038)		9,509,259
WARRANTS 3.56%
United States 3.56%
Energy 3.56%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	124,299	4,995,577
TOTAL WARRANTS (Cost $1,421,158)		4,995,577
SHORT-TERM INVESTMENTS 2.04%
Money Market Fund 2.04%
Northern Institutional Treasury Portfolio — Premier Class, 5.15% (d)	2,859,309	2,859,309
TOTAL SHORT-TERM INVESTMENTS (Cost $2,859,309)		2,859,309
TOTAL INVESTMENTS (Cost $104,657,834) 99.07%		139,138,601
Other Assets in Excess of Liabilities 0.93%		1,308,323
TOTAL NET ASSETS 100.00%		$140,446,924

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the value of this security totaled $9,088,803 or 6.47% of net assets.
(b)	Non-income producing security.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the 7-day annualized yield as of May 31, 2024.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Assets and Liabilities
May 31, 2024 (Unaudited)
Assets
Investments, at value (cost $4,647,124,829)	$5,959,790,569
Receivable for Fund shares sold	7,872,555
Dividends and interest receivable	11,295,317
Other assets	77,236
Total Assets	5,979,035,677
Liabilities
Payable for Fund shares redeemed	1,707,948
Payable to Adviser	3,726,817
Payable to Administrator	916
Payable for distribution fees	192,046
Payable for shareholder servicing fees	2,758,438
Accrued expenses and other liabilities	241,980
Total Liabilities	8,628,145
Net assets	$5,970,407,532
Net Assets Consist Of:
Paid in capital	$4,601,374,249
Total distributable earnings	1,369,033,283
Net assets	$5,970,407,532
Investor Class Shares
Net assets	$111,433,779
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,358,155
Net asset value, offering price and redemption price per share	$82.05
Class A Shares
Net assets	$596,102,584
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,337,741
Net asset value, offering price and redemption price per share(1)	$81.24
Maximum offering price per share ($81.24/0.9425) (2)	$86.20
Class C Shares
Net assets	$73,014,878
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	922,248
Net asset value, offering price and redemption price per share(1)	$79.17
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Assets and Liabilities (Continued)
May 31, 2024 (Unaudited)
Class I1 Shares
Net assets	$4,725,947,856
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	57,595,206
Net asset value, offering price and redemption price per share	$82.05
Class R1 Shares
Net assets	$8,823
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	110
Net asset value, offering price and redemption price per share	$80.56(3)
Class R2 Shares
Net assets	$343,720
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,136
Net asset value, offering price and redemption price per share	$83.11(3)
Class Y Shares
Net assets	$463,555,892
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	5,638,358
Net asset value, offering price and redemption price per share	$82.21

(1)	A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Assets and Liabilities
May 31, 2024 (Unaudited)
Assets
Investments, at value (cost $104,657,834)	$139,138,601
Receivable for Fund shares sold	206,699
Dividends and interest receivable	277,842
Receivable for investments sold	691,354
Foreign currencies, at value (cost $23,333)	23,333
Receivable for foreign tax reclaimable	284,795
Other assets	38,158
Total Assets	140,660,782
Liabilities
Payable for Fund shares redeemed	63,112
Payable to Adviser	86,224
Payable to Administrator	7,915
Payable for distribution fees	1,782
Payable for shareholder servicing fees	35,671
Accrued reimbursement	302
Accrued expenses and other liabilities	18,852
Total Liabilities	213,858
Net assets	$140,446,924
Net Assets Consist Of:
Paid in capital	$111,623,378
Total distributable earnings	28,823,546
Net assets	$140,446,924
Investor Class Shares
Net assets	$87,746
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,413
Net asset value, offering price and redemption price per share	$62.08(1)
Class A Shares
Net assets	$7,846,698
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	127,773
Net asset value, offering price and redemption price per share(2)	$61.41
Maximum offering price per share ($61.41/0.9425) (3)	$65.16
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Assets and Liabilities (Continued)
May 31, 2024 (Unaudited)
Class C Shares
Net assets	$329,265
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	5,639
Net asset value, offering price and redemption price per share(2)	$58.39
Class I1 Shares
Net assets	$83,516,147
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,331,400
Net asset value, offering price and redemption price per share	$62.73
Class Y Shares
Net assets	$48,667,068
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	767,409
Net asset value, offering price and redemption price per share	$63.42

(1)	Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.
(2)	A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
(3)	Reflects a maximum sales charge of 5.75%.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Operations
For the year ended May 31, 2024 (Unaudited)
Investment Income
Dividend income (net of taxes withheld of $137,450)	$63,960,606
Interest income	26,804
Total Investment Income	63,987,410
Expenses
Management fees	20,244,976
Distribution fees – Investor Class	135,831
Distribution fees – Class A	636,796
Distribution fees – Class C	231,529
Distribution fees – Class R1	64
Distribution fees – Class R2	832
Shareholder servicing fees – Investor Class	92,365
Shareholder servicing fees – Class A	433,021
Shareholder servicing fees – Class C	77,177
Shareholder servicing fees – Class I1	3,212,945
Shareholder servicing fees – Class R1	32
Shareholder servicing fees – Class R2	166
Fund accounting and Administration fees	310,490
Transfer agent fees and expenses	234,575
Federal and state registration fees	115,772
Custody fees	28,501
Reports to shareholders	121,412
Legal fees	89,961
Audit and tax fees	11,344
Trustees' fees	116,609
Other expenses	28,470
Total Expenses	26,122,868
Net Investment Income	37,864,542
Realized and Unrealized Gain on Investments
Net realized loss on investments	(39,599,806)
Net realized loss on foreign currency transactions	(110,957)
Net realized gain from in-kind redemptions	98,940,539
Change in net unrealized appreciation on investments	779,322,477
Net Realized and Unrealized Gain on Investments	838,552,253
Net Increase in Net Assets from Operations	$876,416,795
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Operations
For the year ended May 31, 2024 (Unaudited)
Investment Income
Dividend income (net of taxes withheld of $322,559)	$2,922,745
Interest income	979
Total Investment Income	2,923,724
Expenses
Management fees	447,670
Distribution fees – Investor Class	95
Distribution fees – Class A	7,524
Distribution fees – Class C	1,149
Shareholder servicing fees – Class A	5,117
Shareholder servicing fees – Class C	383
Shareholder servicing fees – Class I1	52,169
Fund accounting and Administration fees	50,870
Transfer agent fees and expenses	30,468
Federal and state registration fees	23,370
Custody fees	13,043
Reports to shareholders	3,118
Legal fees	511
Audit and tax fees	10,843
Trustees' fees	2,528
Other expenses	9,194
Total Expenses	658,052
Expenses recouped	9,223
Expense waiver by Adviser	(3,518)
Net Expenses	663,757
Net Investment Income	2,259,967
Realized and Unrealized Gain on Investments
Net realized loss on investments	(3,162,623)
Net realized loss on foreign currency transactions	(9,341)
Change in net unrealized appreciation on investments	24,479,310
Change in net unrealized appreciation on foreign currency	654
Net Realized and Unrealized Gain on Investments	21,308,000
Net Increase in Net Assets from Operations	$23,567,967
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statements of Changes in Net Assets
	Six Months Ended May 31, 2024 (Unaudited)	For The Year Ended November 30, 2023
From Operations
Net investment income	$37,864,542	$81,667,989
Net realized gain from investments	59,340,733	142,398,902
Net realized loss from foreign currency transactions	(110,957)	-
Change in net unrealized appreciation (depreciation) on investments	779,322,477	(180,208,849)
Net increase in net assets from operations	876,416,795	43,858,042
From Distributions
Investor Class	(1,412,373)	(1,771,485)
Class A	(6,458,994)	(7,460,942)
Class C	(483,747)	(590,592)
Class I1	(64,585,233)	(72,422,216)
Class R1	(2,160)	(3,744)
Class R2	(4,702)	(1,000)
Class Y	(7,326,983)	(7,794,488)
Decrease in net assets resulting from distributions paid	(80,274,192)	(90,044,467)
From Capital Share Transactions
Proceeds from shares sold	1,309,869,206	1,892,342,324
Issued in reinvestment of dividends and distributions	60,620,244	67,139,759
Payments for shares redeemed	(781,714,292)	(1,827,314,814)
Net increase in net assets from capital share transactions	588,775,158	132,167,269
Total Increase in Net Assets	1,384,917,761	85,980,844
Net Assets
Beginning of year	4,585,489,771	4,499,508,927
End of year	$5,970,407,532	$4,585,489,771
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statements of Changes in Net Assets
	Six Months Ended May 31, 2024 (Unaudited)	For The Year Ended November 30, 2023
From Operations
Net investment income	$2,259,967	$2,687,688
Net realized loss from investments	(3,162,623)	(866,678)
Net realized gain (loss) from foreign currency transactions	(9,341)	7,612
Change in net unrealized appreciation on investments	24,479,310	3,214,736
Change in net unrealized appreciation on foreign currency transactions	654	3,037
Net increase in net assets from operations	23,567,967	5,046,395
From Distributions
Investor Class	(1,409)	(255)
Class A	(96,752)	(31,070)
Class C	(3,998)	(2,993)
Class I1	(1,340,058)	(547,621)
Class Y	(892,052)	(485,446)
Decrease in net assets resulting from distributions paid	(2,334,269)	(1,067,385)
From Capital Share Transactions
Proceeds from shares sold	18,525,752	35,831,961
Issued in reinvestment of dividends and distributions	2,291,711	1,039,547
Payments for shares redeemed	(7,292,480)	(10,696,725)
Net increase in net assets from capital share transactions	13,524,983	26,174,783
Total Increase in Net Assets	34,758,681	30,153,793
Net Assets
Beginning of year	105,688,243	75,534,450
End of year	$140,446,924	$105,688,243
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Financial Highlights
May 31, 2024
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investments income	Distributions from net realized gain on investments	Total distributions paid
Investor Class
Six Months Ended May 31, 2024 (Unaudited)	$70.08	$0.45	$12.54	$12.99	$(1.02)	$—	$(1.02)
November 30, 2023	70.77	1.02	(0.53)	0.49	(0.47)	(0.71)	(1.18)
November 30, 2022	69.63	0.49	3.35	3.84	(0.15)	(2.55)	(2.70)
November 30, 2021	49.68	0.17	20.49	20.66	(0.35)	(0.36)	(0.71)
November 30, 2020	51.55	0.52	(0.47)	0.05	(0.35)	(1.57)	(1.92)
November 30, 2019	49.13	0.33	5.19	5.52	—	(3.10)	(3.10)
Class A
Six Months Ended May 31, 2024 (Unaudited)	69.43	0.45	12.42	12.87	(1.06)	—	(1.06)
November 30, 2023	70.13	1.03	(0.53)	0.50	(0.49)	(0.71)	(1.20)
November 30, 2022	69.08	0.50	3.31	3.81	(0.21)	(2.55)	(2.76)
November 30, 2021	49.32	0.17	20.32	20.49	(0.37)	(0.36)	(0.73)
November 30, 2020	51.20	0.50	(0.45)	0.05	(0.36)	(1.57)	(1.93)
November 30, 2019	48.82	0.33	5.15	5.48	—	(3.10)	(3.10)
Class C
Six Months Ended May 31, 2024 (Unaudited)	67.51	0.22	12.10	12.32	(0.66)	—	(0.66)
November 30, 2023	68.42	0.58	(0.53)	0.05	(0.25)	(0.71)	(0.96)
November 30, 2022	67.70	0.15	3.21	3.36	(0.09)	(2.55)	(2.64)
November 30, 2021	48.70	(0.18)	20.00	19.82	(0.46)	(0.36)	(0.82)
November 30, 2020(5)	36.22	0.08	12.40(6)	12.48	—	—	—
Class I1
Six Months Ended May 31, 2024 (Unaudited)	70.19	0.56	12.54	13.10	(1.24)	—	(1.24)
November 30, 2023	70.88	1.22	(0.54)	0.68	(0.66)	(0.71)	(1.37)
November 30, 2022	69.74	0.68	3.35	4.03	(0.34)	(2.55)	(2.89)
November 30, 2021	49.78	0.34	20.47	20.81	(0.49)	(0.36)	(0.85)
November 30, 2020	51.65	0.62	(0.43)	0.19	(0.49)	(1.57)	(2.06)
November 30, 2019	49.10	0.47	5.19	5.66	(0.01)	(3.10)	(3.11)
Class R1
Six Months Ended May 31, 2024 (Unaudited)	68.80	0.95	11.66	12.61	(0.85)	—	(0.85)
November 30, 2023	69.48	0.90	(0.50)	0.40	(0.37)	(0.71)	(1.08)
November 30, 2022	68.42	0.30	3.31	3.61	—	(2.55)	(2.55)
November 30, 2021	48.81	(0.03)	20.21	20.18	(0.21)	(0.36)	(0.57)
November 30, 2020	50.46	0.38	(0.46)	(0.08)	—	(1.57)	(1.57)
November 30, 2019	48.30	0.19	5.07	5.26	—	(3.10)	(3.10)

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)	Net assets at end of period (000’s)	Before waivers and recoupment of expenses	After waivers and recoupment of expenses	Before waivers and recoupment of expenses	After waivers and recoupments of expenses	Portfolio turnover rate

$82.05	18.65%(3)	$111,434	1.21%(4)	1.21%(4)	1.16%(4)	1.16%(4)	4.87%(3)
70.08	0.77%	97,660	1.18%	1.18%	1.50%	1.50%	15.60%
70.77	5.70%	107,324	1.19%	1.19%	0.73%	0.73%	11.15%
69.63	42.10%	109,938	1.19%	1.19%	0.27%	0.27%	17.40%
49.68	0.09%	79,894	1.22%	1.22%	1.16%	1.16%	40.26%
51.55	12.38%	117,805	1.24%	1.24%	0.71%	0.71%	20.75%

81.24	18.66%(3)	596,103	1.21%(4)	1.21%(4)	1.15%(4)	1.15%(4)	4.87%(3)
69.43	0.81%	420,259	1.15%	1.15%	1.54%	1.54%	15.60%
70.13	5.69%	427,616	1.19%	1.19%	0.76%	0.76%	11.15%
69.08	42.11%	274,607	1.20%	1.20%	0.27%	0.27%	17.40%
49.32	0.08%	105,555	1.23%	1.23%	1.14%	1.14%	40.26%
51.20	12.35%	119,181	1.24%	1.24%	0.72%	0.72%	20.75%

79.17	18.32%(3)	73,015	1.79%(4)	1.79%(4)	0.57%(4)	0.57%(4)	4.87%(3)
67.51	0.14%	49,178	1.81%	1.81%	0.88%	0.88%	15.60%
68.42	5.13%	41,043	1.75%	1.75%	0.23%	0.23%	11.15%
67.70	41.29%	16,544	1.76%	1.76%	(0.27)%	(0.27)%	17.40%
48.70	34.46%(3)	199	1.85%(4)	1.84%(4)	0.27%(4)	0.28%(4)	40.26%(3)

82.05	18.81%(3)	4,725,948	0.94%(4)	0.94%(4)	1.43%(4)	1.43%(4)	4.87%(3)
70.19	1.05%	3,624,189	0.89%	0.89%	1.80%	1.80%	15.60%
70.88	5.99%	3,531,198	0.93%	0.93%	1.01%	1.01%	11.15%
69.74	42.43%	2,417,546	0.93%	0.93%	0.54%	0.54%	17.40%
49.78	0.36%	947,872	0.97%	0.97%	1.40%	1.40%	40.26%
51.65	12.67%	1,066,128	0.97%	0.97%	1.00%	1.00%	20.75%

80.56	18.42%(3)	9	1.57%(4)	1.57%(4)	2.60%(4)	2.60%(4)	4.87%(3)
68.80	0.65%	175	1.35%	1.35%	1.35%	1.35%	15.60%
69.48	5.45%	241	1.49%	1.49%	0.46%	0.46%	11.15%
68.42	41.75%	171	1.49%	1.49%	(0.05)%	(0.05)%	17.40%
48.81	(0.18)%	291	1.52%	1.52%	0.85%	0.85%	40.26%
50.46	12.01%	872	1.55%	1.55%	0.43%	0.43%	20.75%

SMEAD VALUE FUND
Financial Highlights (Continued)
May 31, 2024
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investments income	Distributions from net realized gain on investments	Total distributions paid
Class R2
Six Months Ended May 31, 2024 (Unaudited)	$71.15	$0.39	$12.72	$13.11	$(1.15)	$—	$(1.15)
November 30, 2023	71.80	1.06	(0.74)	0.32	(0.26)	(0.71)	(0.97)
November 30, 2022	70.62	0.33	3.49	3.85	(0.12)	(2.55)	(2.67)
November 30, 2021	50.43	0.08	20.75	20.83	(0.28)	(0.36)	(0.64)
November 30, 2020	52.43	0.41	(0.45)	(0.04)	(0.39)	(1.57)	(1.96)
November 30, 2019	50.01	0.32	5.20	5.52	—	(3.10)	(3.10)
Class Y
Six Months Ended May 31, 2024 (Unaudited)	70.34	0.64	12.54	13.18	(1.31)	—	(1.31)
November 30, 2023	71.01	1.26	(0.51)	0.75	(0.71)	(0.71)	(1.42)
November 30, 2022	69.86	0.74	3.36	4.09	(0.39)	(2.55)	(2.94)
November 30, 2021	49.86	0.40	20.51	20.91	(0.55)	(0.36)	(0.91)
November 30, 2020	51.73	0.61	(0.35)	0.26	(0.56)	(1.57)	(2.13)
November 30, 2019	49.19	0.53	5.19	5.72	(0.08)	(3.10)	(3.18)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods of less than one year.
(4)	Annualized for periods of less than one year.
(5)	Class C shares commenced operations on April 16, 2020.
(6)	The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of Fund shares in relation to fluctuating values during the year.
The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)	Net assets at end of period (000’s)	Before waivers and recoupment of expenses	After waivers and recoupment of expenses	Before waivers and recoupment of expenses	After waivers and recoupments of expenses	Portfolio turnover rate

$83.11	18.55%(3)	$344	1.39%(4)	1.39%(4)	0.98%(4)	0.98%(4)	4.87%(3)
71.15	0.55%	291	1.41%	1.41%	1.54%	1.54%	15.60%
71.80	5.57%	74	1.38%	1.38%	0.49%	0.49%	11.15%
70.62	41.78%	95	1.40%	1.40%	0.11%	0.11%	17.40%
50.43	(0.10)%	73	1.43%	1.43%	0.91%	0.91%	40.26%
52.43	12.12%	74	1.44%	1.44%	0.66%	0.66%	20.75%

82.21	18.89%(3)	463,556	0.79%(4)	0.79%(4)	1.63%(4)	1.63%(4)	4.87%(3)
70.34	1.16%	393,738	0.81%	0.81%	1.86%	1.86%	15.60%
71.01	6.06%	392,012	0.84%	0.84%	1.12%	1.11%	11.15%
69.86	42.62%	242,387	0.84%	0.84%	0.63%	0.62%	17.40%
49.86	0.48%	91,824	0.88%	0.84%	1.32%	1.36%	40.26%
51.73	12.81%	15,443	0.86%	0.84%	1.12%	1.14%	20.75%

SMEAD INTERNATIONAL VALUE FUND
Financial Highlights
May 31, 2024
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investments income	Net Asset Value, End of Period	Total Return(2)
Investor Class
Six Months Ended May 31, 2024 (Unaudited)	$52.22	$1.02	$9.95	$10.97	$(1.11)	$62.08	21.42%(3)
November 30, 2023	49.91	1.23	1.75	2.98	(0.67)	52.22	6.16%
November 30, 2022(5)	49.33	0.08	0.50	0.58	—	49.91	1.18%(3)
Class A
Six Months Ended May 31, 2024 (Unaudited)	51.60	1.03	9.78	10.81	(1.00)	61.41	21.32%(3)
November 30, 2023	49.32	1.34	1.52	2.86	(0.58)	51.60	5.97%
November 30, 2022(5)	48.83	0.33	0.16	0.49	—	49.32	1.00%(3)
Class C
Six Months Ended May 31, 2024 (Unaudited)	48.95	0.74	9.40	10.14	(0.70)	58.39	20.98%(3)
November 30, 2023	47.10	0.73	1.73	2.46	(0.61)	48.95	5.38%
November 30, 2022(5)	46.84	(0.14)(6)	0.40	0.26	—	47.10	0.58%(3)
Class I1
Six Months Ended May 31, 2024 (Unaudited)	52.77	1.07	10.05	11.12	(1.16)	62.73	21.50%(3)
November 30, 2023	50.41	1.47	1.59	3.06	(0.70)	52.77	6.26%
November 30, 2022(5)	49.78	0.43	0.20	0.63	—	50.41	1.27%(3)
Class Y
Six Months Ended May 31, 2024 (Unaudited)	53.35	1.10	10.18	11.28	(1.21)	63.42	21.58%(3)
November 30, 2023	50.91	1.62	1.55	3.17	(0.73)	53.35	6.44%
November 30, 2022(5)	50.18	0.49	0.24	0.73	—	50.91	1.45%(3)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods of less than one year.
(4)	Annualized for periods of less than one year.
(5)	Period from January 12, 2022, date operations commenced, through November 30, 2022.
(6)	The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of Fund shares in relation to fluctuating values during the year.
The accompanying notes are an integral part of these financial statements.

	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net assets at end of period (000’s)	Before waivers and recoupment of expenses	After waivers and recoupment of expenses	Before waivers and recoupment of expenses	After waivers and recoupment of expenses	Portfolio turnover rate

$88	1.24%(4)	1.25%(4)	3.66%(4)	3.65%(4)	10.44%(3)
66	1.50%	1.25%	2.15%	2.40%	8.26%
19	1.42%(4)	1.42%(4)	0.19%(4)	0.19%(4)	20.30%(3)

7,847	1.41%(4)	1.42%(4)	3.72%(4)	3.71%(4)	10.44%(3)
4,967	1.70%	1.42%	2.37%	2.65%	8.26%
2,630	1.51%(4)	1.51%(4)	0.78%(4)	0.78%(4)	20.30%(3)

329	1.99%(4)	2.00%(4)	2.81%(4)	2.80%(4)	10.44%(3)
279	2.25%	2.00%	1.26%	1.51%	8.26%
106	2.02%(4)	2.02%(4)	(0.34)%(4)	(0.34)%(4)	20.30%(3)

83,516	1.14%(4)	1.15%(4)	3.77%(4)	3.76%(4)	10.44%(3)
60,968	1.39%	1.15%	2.61%	2.85%	8.26%
39,428	1.23%(4)	1.23%(4)	0.99%(4)	0.99%(4)	20.30%(3)

48,667	0.99%(4)	1.00%(4)	3.85%(4)	3.84%(4)	10.44%(3)
39,409	1.31%	1.00%	2.81%	3.12%	8.26%
33,351	1.15%(4)	1.00%(4)	0.97%(4)	1.12%(4)	20.30%(3)

SMEAD FUNDS
Notes to Financial Statements
May 31, 2024 (Unaudited)
(1)	Organization
The Smead Value Fund and the Smead International Value Fund (each, a “Fund” and together, the "Funds") are non-diversified series of Smead Funds Trust, a Delaware statutory trust (the “Trust”) organized on July 17, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. Each Fund’s investment objective is long-term capital appreciation. The Trust may issue an unlimited number of interests (or shares) of beneficial interest, each with a par value of $0.001. The Smead Value Fund currently offers ten classes of shares: Investor Class, Class A, Class C, Class I1, Class I2, Class R1, Class R2, Class R3, Class R4 and Class Y shares; provided however Class I2, Class R3 and Class R4 shares are not currently available for purchase. The Smead International Value Fund currently offers six classes of shares: Investor Class, Class A, Class C, Class I1, Class I2 and Class Y shares; provided however the Class I2 shares are not currently available for purchase. Each class of shares of the Funds has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution and shareholder servicing expenses. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc., the Funds’ investment adviser (the “Adviser”).
The Smead International Value Fund succeeded to substantially all of the assets and liabilities of the Smead International Value Fund LP, a Delaware Limited Partnership, in exchange solely for Class I1 shares of the Fund on January 11, 2022 (the “Reorganization”).

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)	Investment Valuation
The Funds value their investments at fair value.  Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
NASDAQ shall be valued at the most recent trade price. Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. A money market fund that is an open-end investment company is valued at its reported NAV per share. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
Redeemable securities issued by open-end and registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.
In the absence of prices from a Pricing Service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation policies and procedures adopted pursuant to Rule 2a-5 of the 1940 act. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced. Pursuant to these procedures, the Board of Trustees has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board of Trustees’ oversight. As the Valuation Designee, the Adviser has established a valuation committee (the “Valuation Committee”) to fulfill its responsibilities as Valuation Designee. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of May 31, 2024:
	Level 1	Level 2	Level 3	Total
	Smead Value Fund
Equity(1)
Common Stocks	$5,787,499,660	$—	$—	$5,787,499,660
Total Equity	5,787,499,660	—	—	5,787,499,660
Short-Term Investments	—	172,290,909	—	172,290,909
Total Investments on Securities	$5,787,499,660	$172,290,909	$—	$5,959,790,569

	Level 1	Level 2	Level 3	Total
	Smead International Value Fund
Equity(1)
Common Stocks	$44,584,780	$77,189,676	$—	$121,774,456
Preferred Stocks	—	9,509,259	—	9,509,259
Warrants	4,995,577	—	—	4,995,577
Total Equity	49,580,357	86,698,935	—	136,279,292
Short-Term Investments	—	2,859,309	—	2,859,309
Total Investments on Securities	$49,580,357	$89,558,244	$—	$139,138,601

(1)	See the Schedules of Investments for industry classification.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
No Level 3 securities were held in the Funds at May 31, 2024. For the six month period ended May 31, 2024, there were no transfers into or out of Level 3 for the Funds.  The Funds did not hold financial derivative instruments during the fiscal year.
(b)	Share Valuation
The NAV per share of each class is calculated by dividing the sum of the value of the securities held by the class, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding for the class rounded to the nearest cent. The class’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.
(c)	Use of Estimates
The  preparation  of  financial  statements  in  conformity  with  GAAP  requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(d)	Allocation of Income, Expenses and Gains/Losses
Income, expenses (other than those deemed attributable to a specific share class, such as distribution and shareholder servicing fees), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.
(e)	Federal Income Taxes
The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the fiscal year ended November 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the fiscal year ended November 30, 2023, the Funds did not incur any interest or penalties.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
As of November 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Smead Value Fund	Smead International Value Fund
Cost basis of investments for federal income tax purposes	$4,072,350,249	$97,022,068
Gross tax unrealized appreciation	660,323,993	20,283,877
Gross tax unrealized depreciation	(155,745,861)	(10,567,802)
Net tax unrealized appreciation	$504,578,132	$9,716,075
Undistributed ordinary income	$69,340,116	$2,202,948
Undistributed long-term capital gain	—	—
Total distributable earnings	$69,340,116	$2,202,948
Other accumulated losses	(1,027,568)	(4,329,175)(1)
Total accumulated gains	$572,890,680	$7,589,848

(1)	Other accumulated losses disclosed above pertains to Capital Loss Carryforwards, of which none was utilized in the current year. The character of the Capital Loss Carryforwards is $3,591,125 of short-term and $738,050 of long-term which is carried forward indefinitely.
The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
(f)	Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended November 30, 2023, reclassifications were made for equalization utilized and redemption in kinds.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
Fund Name	Total Distributable Earnings (Loss)	Paid-in Capital
Smead Value Fund	$(154,056,112)	$154,056,112
Smead International Value Fund	$—	$—

The tax character of distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022 was as follows:
Smead Value Fund	November 30, 2023	November 30, 2022
Ordinary Income	$47,139,436	$14,553,327
Long-Term Capital Gain	$42,905,031	$114,901,132

Smead International Value Fund	November 30, 2023	November 30, 2022
Ordinary Income	$1,067,385	$—
Long-Term Capital Gain	$—	$—
On December 15, 2023, the Funds declared and paid distributions from ordinary income and long-term capital gains to shareholders of record on December 13, 2023.
(g)	Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on specific identification using the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
(h)	Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations.
Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
(i)	Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may bemade against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
(3)	Investment Adviser
The Funds have an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment management services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its investment management services at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is accrued daily and paid monthly.
The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses (the “Expense Limitation Caps”) at least through March 31, 2025 to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.26%, 1.26%, 1.84%, 0.99%, 1.59%, 1.44% and 0.84% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class R1,Class R2 and Class Y shares for the Smead Value Fund and 1.25%, 1.42%, 2.00%, 1.15%, 1.10% and 1.00% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class I2 and Class Y shares for the Smead International Value Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period (taking into account the reimbursement) does not exceed the Expense Limitation Caps in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. For the six months ended May 31, 2024, the Adviser waived expenses of $3,518. The following table shows the waived or reimbursed expenses subject to potential recovery expiring on November 30:

Year incurred	Expiration Year	Smead Value Fund	Smead International Value Fund
2022	2025	$—	$30,091
2023	2026	—	216,131
2024	2027	—	3,518
For the six months ended May 31, 2024, the Adviser recouped $9,223 from the Smead International Value Fund.
(4)	Distribution Plan and Shareholder Servicing Plan
The Funds have adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), which authorizes them to pay UMB Distribution Services, LLC, the Funds’ principal distributor (the “Distributor”), a fee for the Smead Value Fund at an annual rate of 0.25% of the

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
Fund’s average daily net assets of Investor Class and Class A shares, 0.75% of the Fund’s average daily net assets of Class C shares, and 0.50% of the Fund’s average daily net assets of Class R1 and Class R2 shares for services to prospective Fund shareholders and distribution of Fund shares of the Smead Value Fund. There is no 12b-1 fee for Class I1 and Class Y shares of the Smead Value Fund. Under the 12b-1 Plan, the Smead International Value Fund pays a fee at the annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares and 0.75% of the Fund’s average daily net assets of Class C shares services to prospective Fund shareholders and distribution of Fund shares of the Smead International Value Fund. There are no 12b-1 fees for Class I1, Class I2 and Class Y shares of the Smead International Value Fund. The following table details the 12b-1 Plan fees paid for the six months ended May 31, 2024:

Smead Value Fund
Investor Class	$135,831
Class A	636,796
Class C	231,529
Class I1	—
Class R1	64
Class R2	832
Class Y	—

Smead International Value Fund
Investor Class	$95
Class A	7,524
Class C	1,149
Class I1	—
Class Y	—
As of May 31, 2024, the Smead Value Fund and Smead International Value Fund owed the Distributor fees pursuant to the 12b-1 Plans, in the amounts of $192,046 and $1,782, respectively.
The Funds have also adopted a separate shareholder servicing plan (the “Shareholder Servicing Plan”).The Shareholder Servicing Plan also authorizes payment of a shareholder servicing fee to financial intermediaries and other service providers up to 0.25% of the average daily net assets attributable to the Class A shares, Class C shares, Investor Class shares, Class I1 shares, Class I2 shares, Class R1 shares and Class R2 shares, respectively (this fee is referred to as the “Shareholder Servicing Fee”). However, as of May 31, 2024, these Shareholder Servicing Fees were expensed at the following rates: 0.17% for the Investor Class,0.17% for the Class A shares, 0.25% for the Class C shares, 0.15% for the Class I1shares, 0.25% for the Class R1 shares, and 0.10% for the Class R2 shares of the Smead Value Fund. There is no Shareholder Servicing Fee for Class Y of the Smead Value Fund. The Shareholder Servicing Fees were expensed at the following rates: 0.17% for the Class A shares, 0.25% for the Class C shares, 0.15% for the Class I1 shares and 0.10% for the Class I2 shares of the Smead International Value Fund. There is no Shareholder Servicing Fee for the Investor Class and Class Y of

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
the Smead International Value Fund. For those share classes that currently charge less than the maximum Shareholder Servicing Fee permitted under the Shareholder Servicing Plan, the Funds may increase such fee, but not beyond the maximum of 0.25%, only after providing affected shareholders with 30 days’ prior written notice. The following table details the Shareholder Servicing Plan fees paid for the six months May 31, 2024:
Smead Value Fund
Investor Class	$92,365
Class A	433,021
Class C	77,177
Class I1	3,212,945
Class R1	32
Class R2	166
Class Y	—

Smead International Value Fund
Investor Class	$—
Class A	5,117
Class C	383
Class I1	52,169
Class Y	—
(5)	Accounting, Custody, Administration and Transfer Agent Fees
The Northern Trust Company (the “Administrator”) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian and accountant; coordinates the preparation and payment of Fund expenses; and reviews the Funds’ expense accruals. For these services, each Fund pays the Administrator a fee accrued daily and paid monthly based on the Fund’s average daily net assets. The Funds may also reimburse the Administrator for out-of-pocket expenses incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the administration fees in the Statements of Operations.
UMB Fund Services, Inc. (“UMB”) is the Funds’ transfer and dividend disbursing agent. UMB receives a fee that is accrued daily and paid monthly at an annual rate based on the average daily net assets of each Fund, and is reimbursed for certain out-of-pocket expenses.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
(6)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Smead Value Fund
	For The Six Months Ended May 31, 2024		For The Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	29,777	$2,356,604	60,316	$4,090,486
Class A	2,075,172	164,060,360	2,396,234	160,819,878
Class C	262,699	20,138,947	259,405	16,990,282
Class I1	11,380,239	896,149,859	18,986,199	1,292,260,486
Class R1	139	10,257	57	3,745
Class R2	275	21,641	3,056	209,407
Class Y	2,855,923	227,131,538	6,329,960	417,968,040
Issued in reinvestment of dividends and distributions
Investor Class	17,058	1,297,404	24,597	1,640,895
Class A	77,885	5,865,468	90,677	5,990,929
Class C	4,761	350,392	6,248	403,907
Class I1	630,541	47,902,181	813,408	54,197,383
Class R1	—	—	—	—
Class R2	4	277	3	166
Class Y	68,427	5,204,522	73,549	4,906,479
Payments for shares redeemed
Investor Class	(82,229)	(6,394,290)	(207,933)	(14,054,508)
Class A	(867,907)	(67,936,357)	(2,531,635)	(170,055,102)
Class C	(73,626)	(5,540,567)	(137,121)	(8,883,649)
Class I1	(6,047,382)	(471,650,084)	(17,990,640)	(1,217,450,187)
Class R1	(2,573)	(190,521)	(986)	(64,777)
Class R2	(234)	(19,088)	(1)	(37)
Class Y	(2,883,965)	(229,983,385)	(6,325,698)	(416,806,554)
Total increase in net assets from capital share transactions	7,444,984	$588,775,158	1,849,695	$132,167,269

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
Smead International Value Fund
	For The Six Months Ended May 31, 2024		For The Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	126	$6,800	877	$44,900
Class A	36,584	2,072,524	52,917	2,660,393
Class C	187	10,000	13,534	669,000
Class I1	246,157	14,051,981	478,060	24,944,947
Class Y	41,345	2,384,447	146,104	7,512,721
Issued in reinvestment of dividends and distributions
Investor Class	27	1,409	5	255
Class A	1,890	96,668	677	31,070
Class C	82	3,998	68	2,992
Class I1	25,578	1,334,658	11,567	541,661
Class Y	16,218	854,978	9,805	463,569
Payments for shares redeemed
Class A	(6,955)	(384,282)	(10,676)	(534,020)
Class C	(329)	(18,362)	(10,147)	(475,744)
Class I1	(95,600)	(5,201,942)	(116,550)	(6,016,733)
Class Y	(28,855)	(1,687,894)	(72,265)	(3,670,228)
Total increase in net assets from capital share transactions	236,455	$13,524,983	503,976	$26,174,783
(7)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Smead Value Fund for the six months ended May 31, 2024 were $767,531,735 and $251,648,112, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Smead International Value Fund for the six months ended May 31, 2024 were $22,671,586 and $12,244,155, respectively. There were no purchases or sales of U.S. government securities for the Funds.

(8)	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, the record holder information for Smead Value Fund and Smead International Fund was as follows:

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
Percentage
Smead Value Fund
National Financial Services LLC,
Investor Class	52.26%
Class I1	25.74%
Class Y	32.76%
Wells Fargo Clearing Services LLC,
Class C	45.45%
Merrill Lynch Pierce Fenner & Smith, Inc,
Class R2	92.92%
Skamokawa Living Trust,
Class R1	100.00%
American Enterprise Investment Services,
Class A	55.37%

Percentage
Smead International Value Fund
The Timothy A Gaar Living Trust,
Investor Class	72.48%
Charles Schwab & Company, Inc,
Class A	81.05%
Class C	98.05%
Class I1	61.10%
National Financial Services LLC,
Class Y	97.64%
(9)	Principal Risks
General Investment Risks
An investment in the Funds represents an indirect investment in the assets owned by the Funds. As with any mutual fund, the value of the assets owned by the Funds may move up or down, and as a result, an investment in the Funds at any point in time may be worth more or less than the original amount invested.
Each Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
Market and Regulatory Risks
Events in the financial markets and economy may cause volatility and uncertainty and affect the Funds' performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets,

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2024 (Unaudited)
events in one market may adversely impact other markets or issuers in which the Funds invest in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. Governmental and regulatory actions, including tax law changes and actions by the Federal Reserve, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Funds in unforeseen ways, such as causing the Funds to alter their existing strategies or potentially, to liquidate and close.
Management Risk
The Adviser's investment strategies for the Funds may not result in an increase in the value of your investment or in overall performance equal to other investments.
Non-Diversification Risk
Each Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Equity Investments Risks
Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

(10)	Subsequent Event
Management has evaluated the possibility of subsequent events through the date of issuance and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements.

SMEAD FUNDS
Tax Information
(Unaudited)
For the year ended November 30, 2023, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Smead Value Fund. 6.27% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Smead International Value Fund.

SMEAD FUNDS
Changes in and Disagreements with Accountants for Open-End
Management Investment Companies
(Unaudited)
Not applicable.

SMEAD FUNDS
Proxy Disclosure for Open-End Management Investment Companies
(Unaudited)
Not applicable.

SMEAD FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)
Not applicable.

(This page intentionally left blank.)

SMEAD FUNDS
Investment Adviser	Smead Capital Management, Inc. 2502 East Camelback Road Suite 210 Phoenix, AZ 85016
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue Suite 800 Cleveland, Ohio 44115
Custodian, Fund Accountant and Fund Administrator	The Northern Trust Company 50 South La Salle Street Chicago, IL 60603
Transfer Agent	UMB Fund Services, Inc. 235 W Galena Street Milwaukee, WI 53212
Distributor	UMB Distribution Services, LLC 235 W Galena Street Milwaukee, WI 53212
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period ended May 31, 2024, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by the Act and under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smead Funds Trust

By:  /s/ Cole W. Smead
Cole W. Smead
President
(Principal Executive Officer)

Date: August 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Cole W. Smead
Cole W. Smead
President
(Principal Executive Officer)

Date: August 5, 2024

By: /s/ Steven J. LeMire
Steven J. LeMire
Treasurer
(Principal Financial Officer)

Date: August 5, 2024